401(K) Savings Plan	12 Months Ended
Dec. 29, 2019
Retirement Benefits [Abstract]
401(K) Savings Plan

20. 401(K) Savings Plan

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code of 1986, as amended. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Company contributions to the plan may be made at the discretion of the Company’s board of directors. During the years ended December 31, 2017, December 30, 2018 and December 29, 2019, the Company made contributions totaling $47, $245 and $246, respectively, to the plan.